CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
General and administrative expenses	$ 182,183
Loss from operations	(182,183)
Other income (expense):
Subscription agreement expense	(425,184,274)
Interest earned on investments held in Trust Account	2,046,520
Other expense	(423,137,754)
Net loss	$ (423,319,937)
Class A ordinary shares subject to possible redemption
Other income (expense):
Basic weighted average shares outstanding | shares	23,000,000
Diluted weighted average shares outstanding | shares	23,000,000
Basic net loss | $ / shares	$ (13.8)
Diluted net loss | $ / shares	$ (13.8)
Class B ordinary shares
Other income (expense):
Basic weighted average shares outstanding | shares	7,666,667
Diluted weighted average shares outstanding | shares	7,666,667
Basic net loss | $ / shares	$ (13.8)
Diluted net loss | $ / shares	$ (13.8)